PROPERTY AND EQUIPMENT, NET (Details)	12 Months Ended				12 Months Ended
	Mar. 31, 2014 CNY	Mar. 31, 2013 CNY	Mar. 31, 2012 CNY	Mar. 31, 2014 USD ($)	Mar. 31, 2014 Cost of revenues CNY	Mar. 31, 2013 Cost of revenues CNY	Mar. 31, 2012 Cost of revenues CNY	Mar. 31, 2014 Research and development CNY	Mar. 31, 2013 Research and development CNY	Mar. 31, 2012 Research and development CNY	Mar. 31, 2014 Sales and marketing CNY	Mar. 31, 2013 Sales and marketing CNY	Mar. 31, 2012 Sales and marketing CNY	Mar. 31, 2014 General and administrative CNY	Mar. 31, 2013 General and administrative CNY	Mar. 31, 2012 General and administrative CNY	Mar. 31, 2014 Building CNY	Mar. 31, 2013 Building CNY	Mar. 31, 2014 Computer equipment CNY	Mar. 31, 2013 Computer equipment CNY	Mar. 31, 2014 Furniture, fixtures and office equipment CNY	Mar. 31, 2013 Furniture, fixtures and office equipment CNY	Mar. 31, 2014 Software CNY	Mar. 31, 2013 Software CNY	Mar. 31, 2014 Motor vehicles CNY	Mar. 31, 2013 Motor vehicles CNY	Mar. 31, 2014 Leasehold improvements CNY	Mar. 31, 2013 Leasehold improvements CNY
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross	101,964,588	106,310,901															53,049,213	53,049,213	25,831,772	27,631,940	337,442	572,567	13,676,153	12,828,775	2,277,113	2,023,598	6,792,895	10,204,808
Less: accumulated depreciation and amortization	(46,150,406)	(45,000,211)
Property and equipment, net	55,814,182	61,310,690		8,978,538
Total depreciation expense	7,825,808	8,103,142	8,519,426		1,774,066	1,746,736	2,306,543	727,821	876,166	362,720	460,870	726,239	238,776	4,863,051	4,754,001	5,611,387